Notes payable	12 Months Ended
Jul. 31, 2011
Notes to Financial Statements
Notes payable

Note 7 – Notes payable:

A summary of notes payable as of July 31 are as follows:

	2011	2010	2009
Christos Grigoriou	$-	$64,167	$78,507
Sariona Investments Ltd.	91,902
Various third parties	748,922	748,922	-
	$840,824	$813,089	$78,507

On June 23, 2008, we borrowed US $64,167 (€50,000) from Mr. Christos Grigoriou, a resident of Trikala, Greece. The loan was due and payable in full on May 23, 2010, bore interest at 10% per annum payable at maturity, and was unsecured. Upon maturity, the term of the loan was extended for an additional year on the same terms. On March 23, 2011, Mr. Grigoriou assigned his outstanding note receivable for US$71,955 (€50,000) plus accumulated interest to March 23, 2011 in the amount of US$19,947 (€13,861) to Sariona Investments Ltd. As of July 31, 2011, the Company accrued interest expense $3,062 reflected on the Company’s balance sheets as accounts payable and accrued expense in respect to Sariona Loan.

On July 31, 2010 Mr. Rick Walchuk, Mr. Michael Soursos and Bruca Trading Ltd. entered into Assignment and Assumption Agreements with several third parties whereby they assigned the following amounts due and payable to each of them to the third parties (Refer to Note 11 – Related Party Transactions):

Rick Walchuk	$619,863
Michael Soursos	93,059
Bruca Trading Ltd.	36,000
$748,922

As a result these amounts have been reclassified on the Company’s balance sheet from Loans Payable – Related Parties and Accounts Payable – related parties to Notes Payable.  The notes are due on demand, bear interest at 5% per annum and are unsecured. As of July 31, 2011, the Company accrued interest expense $37,446 reflected on the Company’s balance sheets as accounts payable and accrued expense.